Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Of Financial Instruments
Fair Value of Financial Instruments - Fair Value of financial instruments (Table)

	June 30, 2023		December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$68,690	$68,690	$78,541	$78,541
Restricted cash	$10	$10	$310	$310
Senior and ship mortgage notes, net	$(498,733)	$(497,901)	$(496,608)	$(491,976)
Long-term debt, including current portion	$(45,295)	$(45,352)	$(59,313)	$(59,385)
Convertible debenture payable to affiliate companies (1)	$(121,202)	$(121,202)	$(118,833)	$(118,833)

Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table)

	Fair Value Measurements as of June 30, 2023
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Asset held for sale	$4,550	$—	$4,550	$—
Total	$4,550	$—	$4,550	$—

Fair Value of Financial Instruments - Fair value measurements (Table)

	Fair Value Measurements at June 30, 2023
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$68,690	$68,690	$—	$—
Restricted cash	$10	$10	$—	$—
Senior and ship mortgage notes	$(497,901)	$(498,275)	$(8,626)	$—
Long-term debt, including current portion(1)	$(45,352)	$—	$(45,352)	$—
Convertible debenture payable to affiliate companies(1)	$(121,202)	$—	$(121,202)	$—

	Fair Value Measurements at December 31, 2022
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$78,541	$78,541	$—	$—
Restricted cash	$310	$310	$—	$—
Senior and ship mortgage notes	$(491,976)	$78,541	$(8,626)	$—
Long-term debt, including current portion(1)	$(59,385)	$—	$(59,385)	$—
Convertible debenture payable to affiliate companies(2)	$(118,833)	$—	$(118,833)	$—

(1)	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s Convertible Debenture is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.